GOODWILL	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 8.	GOODWILL

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations. The amount recorded in goodwill at December 31, 2021 and June 30, 2021 was $1,043,473.

Goodwill is comprised of the following amounts as of December 31, 2021 and June 30, 2021:

	December 31,	June 30,
	2021	2021

Goodwill – Original Sprout	416,817	416,817
Goodwill – Gourmet Foods	275,311	275,311
Goodwill – Brigadier	351,345	351,345
Total	$1,043,473	$1,043,473

The Company tests for goodwill impairment at each reporting unit. There was no goodwill impairment as of December 31, 2021 or as of June 30, 2021.

NOTE 8.	GOODWILL

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations. The amounts recorded in goodwill for June 30, 2021 and 2020 were $1,043,473 and $915,790, respectively.

Goodwill is comprised of the following amounts:

	As of June 30, 2021	As of June 30, 2020

Goodwill - Original Sprout	$416,817	$416,817
Goodwill - Gourmet Foods (1)	275,311	147,628
Goodwill - Brigadier	351,345	351,345
Total	$1,043,473	$915,790

(1)	Refer to Note 13, Business Combinations, regarding increase in goodwill during the year ended June 30, 2021.

The Company tests for goodwill impairment at each reporting unit. There was no goodwill impairment for the years ended June 30, 2021 and June 30, 2020.